COMMITMENTS AND CONTINGENCIES (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies
Rent expense	$ 19	$ 28	$ 28